Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
BUSINESS COMBINATIONS
3.	BUSINESS COMBINATIONS

Cyalume Specialty Products, Inc.

In 2011, Cyalume created a new, wholly owned subsidiary (Cyalume Specialty Products, Inc., or “CSP”) that, on August 31, 2011, entered into an Asset Purchase Agreement (“APA”) with JFC Technologies, LLC (“JFC”) and the stockholders of JFC. Pursuant to the APA, effective September 1, 2011, CSP acquired from JFC substantially all of its business assets and a portion of its liabilities for cash and 712,771 shares of Cyalume common stock plus other consideration that was contingent on future financial performance of CSP. In connection with entering into the APA, we entered into a registration rights agreement with the former stockholders of JFC pursuant to which we filed a registration statement with the Securities and Exchange Commission registering these shares for resale.

JFC was a leading researcher, developer and manufacturer of specialty chemicals with operations in Bound Brook, New Jersey. CSP’s acquisition of JFC’s business assets and liabilities is expected to augment our research, development and production capabilities. These operations offer a wide range of services that will accelerate the development and deployment of new chemical-light products by CTI and CTSAS and provide additional sources of revenues and business opportunities. We also believe that vertically integrating the chemical manufacturing process at a United States-based facility will allow us to more effectively manage our supply chain.

The purchase price consisted of (in thousands):

	Consideration		Cash Acquired	Cash Paid, Net of Cash Acquired
Cash	$2,500		$200	$2,300
712,771 shares of Cyalume common stock, at fair value	2,500
Contingent consideration, at fair value	1,573	(1)
Total consideration	$6,573

(1)	The contingent consideration liability had increased to $1,632,000 as of December 31, 2011 and was fully paid as December 31, 2012. See Note 25 for a description of how we estimate the fair value of this contingent consideration on a recurring basis. See Note 20 for more information on the payment of the contingent consideration liability.

The allocation of the fair value of the assets acquired and liabilities assumed is as follows (all amounts in thousands):

Cash	$200
Restricted cash (1)	750
Accounts receivable (2)	359
Inventories	1,015
Other current assets	1
Property, plant and equipment	1,062
Patents	50
Customer backlog	140
Customer relationships	920
Non-compete agreements	160
Goodwill (3)	2,978
Total assets	7,635

Accounts payable	130
Accrued expenses	122
Customer prepayments	4
Line of credit (1)	750
Deferred tax liability	56
Total liabilities	1,062
Net assets	$6,573

(1)	The $750,000 line of credit, which was payable to one of the sellers, was secured by $750,000 of restricted cash. The line of credit accrued interest at an annual rate of 2%, calculated quarterly, and this interest was added to the principal amount outstanding on the line of credit. If CSP’s net working capital, as defined in the APA, did not exceed certain amounts and other restrictions were not met, CSP could use all or a portion of the restricted cash for its general business purposes. During 2012, this line of credit was paid in full using the restricted cash and other non-restricted cash.

(2)	The gross contractual accounts receivable is $359,000, which equals the accounts receivables’ fair value of $359,000 since the contractual accounts receivable are expected to be collected.

(3)	For U.S. federal tax purposes, goodwill has a basis of $7.0 million, all of which is expected to be deductible for tax purposes. The amount of goodwill recorded under U.S. GAAP has not changed from the acquisition date through December 31, 2012. Goodwill resulted from this transaction because we believe the acquisition of JFC’s business assets and liabilities will augment our research, development and production capabilities. These operations offer a wide range of services that will accelerate the development and deployment of new chemical-light products by CTI and CTSAS and provide additional sources of revenues and business opportunities. We also believe that vertically integrating the chemical manufacturing process at a United States-based facility will allow us to more effectively manage our supply chain.

CSP’s revenues and net loss included in our consolidated statement of comprehensive income (loss) for the year ended December 31, 2011 totaled $1,933,000 and $44,000, respectively.

Combat Training Solutions, Inc.

On December 22, 2011, CTI entered into a Stock Purchase Agreement (“SPA”) with Combat Training Solutions, Inc. (“CTS”) and the sole stockholder of CTS. CTS, based in Colorado Springs, Colorado, provides customers with realistic training simulation devices and their associated consumables. These products allow military and law enforcement professionals to maintain operational readiness through safe, live training and hands-on situational exercises. Pursuant to the SPA, CTI purchased all of the issued and outstanding capital stock of CTS.

In a related transaction on December 22, 2011, Cyalume Realty, Inc. (“CRI”), a subsidiary of CTI, purchased a piece of land located in Colorado Springs, Colorado.

The consideration consisted of:

	Consideration		Cash Acquired	Cash Paid, Net of Cash Acquired
Cash	$250		$22	$228
133,584 shares of Cyalume common stock, at fair value	500
Note payable	250	(1)
Contingent consideration, at fair value	2,233	(2)
Total consideration	$3,233

(1)	The note was paid in full to the seller of CTS on April 5, 2012 at 0% interest. See Note 15 for more information.
(2)	The contingent consideration liability was preliminarily valued at $2,067,000 but increased by $166,000 in 2012 when its valuation was finalized. See Note 25 for a description of how we estimate the fair value of this contingent consideration on a recurring basis.

The contingent consideration ranges from $0 to $5.75 million and is based on the financial performance of the acquired business during the combined calendar years 2012 and 2013, to be paid after calendar year 2013 when CTS’ financial performance is known. Up to $5.5 million of the contingent payment is based on CTS achieving the following cumulative gross margin thresholds during the calendar years ending December 31, 2012 and 2013:

Cumulative 2012 and 2013 Gross Margin Thresholds	Contingent Payment (1)
$8,500,000 +	$5,500,000
$8,000,000 – $8,499,999	$5,000,000 - $5,425,000
$7,500,000 - $7,999,999	$4,250,000 - $4,925,000
$7,000,000 - $7,499,999	$3,500,000 - $4,175,000
$6,500,000 - $6,999,999	$2,750,000 - $3,425,000
$6,000,000 - $6,499,999	$2,000,000 - $2,675,000

(1)	These payments, if any, will consist of a minimum of 40% cash and the remainder paid in Cyalume common stock. The cash-portion of the payment can be greater than 40% at our discretion.

An additional payment of $250,000 in Cyalume common stock is contingent upon CTS achieving cumulative gross margin of $6,000,000 for calendar years ending December 31, 2012 and 2013.

The final allocation of the fair value of the assets acquired and liabilities assumed are as follows (all amounts in thousands):

Cash	$22
Accounts receivable (1)	112
Inventories	529
Property, plant and equipment	842
Patents	410
Tradenames / trademarks	90
Customer relationships	840
Non-compete agreements	140
Goodwill (2)	1,209
Total assets	4,194
Accounts payable	102
Accrued expenses	181
Deferred tax liability (3)	678
Total liabilities	961
Net assets	$3,233

(1)	The gross contractual accounts receivable is $122,000, which is greater than the accounts receivables’ fair value of $112,000 due to $10,000 of contractual accounts receivable not expected to be collected.

(2)	Preliminarily valued at $1,107,000 but was increased by $166,000 in 2012 when the contingent consideration liability’s value was finalized and determined to be $166,000 higher than preliminarily valued, offset by a $64,000 decrease in the goodwill-related deferred tax liability. Goodwill acquired is not expected to be deductible for tax purposes since CTS’ stock was acquired. Goodwill resulted from this transaction because we believe CTS augments our position in the non-explosive training and ammunition market and will allow us to develop new products with training and tactical applications.

(3)	Preliminarily determined to be $742,000, but was decreased in 2012 as a result of the$64,000 decrease in the goodwill asset as a result of the finalization of the fair value of the contingent consideration used to acquire CTS.

CTS’ revenues and net loss included in our consolidated statement of comprehensive income (loss) for the year ended December 31, 2011 totaled $0 and $42,000, respectively.

Pro Forma Information (unaudited)

The following unaudited pro forma financial summary is presented as if the acquisitions of CSP and CTS were completed as of January 1, 2011. The pro forma combined results are not necessarily indicative of the actual results that would have occurred had the acquisition been consummated on that date, or of the future operations of the combined entities. The pro forma results for net income include adjustments for depreciation, intangible asset amortization, inventory step-up amortization and rent expense. The pro forma weighted average shares used to compute net income per common share (basic and diluted) differ from the weighted average shares used in the consolidated statements of comprehensive income (loss) in order to reflect the 712,771 shares of Cyalume common stock issued for to acquire CSP and the 133,584 shares of Cyalume common stock issued for to acquire CTS as being issued on January 1, 2010.

Twelve Months Ended December 31, 2011
Revenues (in thousands)	$42,594
Net income (in thousands)	$1,496
Net income per common share:
Basic	$0.08
Diluted	$0.08
Weighted average shares used to compute net income per common share:
Basic	17,757,458
Diluted	19,316,993

The nature and amount of pro forma adjustments directly attributable to the business combinations are as follows (in thousands):

Twelve Months Ended December 31, 2011
Revenues, as reported (in thousands)	$34,703
Pro forma adjustments:
CTS and CSP revenues prior to acquisition by Cyalume	7,891
Pro forma revenues	42,594

Net income, as reported (in thousands)	$327
Pro forma adjustments:
CTS and CSP net income prior to acquisition by Cyalume	1,055
Effect of activities/assets/liabilities not acquired by Cyalume	365
Expensing of acquisition-date inventory fair value adjustment into cost of goods sold	73
Depreciation of property, plant and equipment acquired	(72)
Amortization of intangible assets acquired	(252)
Pro forma net income	$1,496